Warrants (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Quantitative Information Regarding Assumptions Used in Binomial Lattice Model

The Company calculated the fair value of option grants on the respective dates of grant using the following weighted average assumptions:

	Years ended
	December 31,	December 31,
	2021	2020
Options
Risk-free interest rate	1.19%	0.51%
Expected term (in years)	6.08	6.06
Expected dividend yield	—%	—%
Expected volatility	66.56%	64.98%

Private Placement Warrants
Schedule of Quantitative Information Regarding Assumptions Used in Binomial Lattice Model

The following table provides quantitative information regarding assumptions used in the binomial lattice model to determine the fair value of the Private Placement Warrants:

	December 31, 2021	September 24, 2021 (Closing Date)
Stock price	$9.98	$10.05
Term (in years)	0.06	0.32
Implied volatility	30.3%	18.9%
Risk-free rate	1.22%	1.0%
Dividend yield	0.0%	0.0%